2. Summary of Significant Accounting Policies: (l) Fair Value of Conversion Features (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(l) Fair Value of Conversion Features

(l) Fair Value of Conversion Features

In accordance with FASB ASC 815 Derivatives and Hedging, the conversion feature of the Convertible Notes is separated from the debt instrument and accounted for separately as a derivative instrument. On the date the Convertible Notes are issued, the conversion feature was recorded as a liability at its fair value, with future decreases in fair value recognized as earnings and increases in fair values recognized as expenses.

The Company used the Black-Scholes-Merton option-pricing model to obtain the fair value of the conversion feature. The Company's expected volatility assumption is based on the historical volatility of the Company's stock. The expected life assumption is primarily based on the expiration date of the conversion features. The risk-free interest rate for the expected term of the conversion features is based on the U.S. Treasury yield curve in effect at the time of measurement.